Business segments (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Reconciliation of assets from segment to consolidated
A reconciliation of our consolidated assets to the total of primary aluminum segment assets is provided below.

Segment assets (1)	2016	2015	2014
Primary	$1,492,964	$1,706,032	$1,987,727
Corporate, unallocated	47,363	46,436	37,331
Total assets	$1,540,327	$1,752,468	$2,025,058

(1)
Segment assets include accounts receivable, due from affiliates, prepaid and other current assets, inventory, intangible assets and property, plant and equipment — net; the remaining assets are unallocated corporate assets.

Schedule of revenue from external customers and long-lived assets, by geographical areas
Included in the consolidated financial statements are the following amounts related to geographic locations:

	2016	2015	2014
Net sales:
United States	$808,912	$1,373,714	$1,370,570
Iceland	510,182	576,143	560,472
Long-lived assets: (1)
United States	$395,107	$408,722	$497,057
Iceland	625,897	801,268	831,507
Other	78,701	94,421	95,752

(1)	Includes long-lived assets other than financial instruments and deferred taxes.

Schedule of revenue by major customers by reporting segments
The following table shows our major customers whose sales revenue exceeded 10% of our net sales.  A loss of any of these customers could have a material adverse effect on our results of operations.  The net sales revenue for these customers is as follows:

	Year Ended December 31,
	2016	2015	2014
Glencore	$1,178,631	$1,867,711	$1,262,101
Southwire	—	—	226,740